Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Information Net Sales Including Intersegment Sales

NET SALES, INCLUDING INTERSEGMENT SALES	2016	2015	2014
Passive Safety	$7,918.8	$7,621.2	$7,800.1
Electronics	2,215.6	1,588.7	1,488.9
Total segment sales	10,134.4	9,209.9	9,289.0
Corporate and other	5.8	14.7	20.1
Intersegment sales	(66.6)	(55.0)	(68.6)

Total net sales	$10,073.6	$9,169.6	$9,240.5

Segment Information Income Before Income Taxes

INCOME BEFORE INCOME TAXES	2016	2015	2014
Passive Safety	$817.7	$669.2	$598.1
Electronics	61.5	64.5	76.0
Segment operating income	879.2	733.7	674.1
Corporate and other	(31.5)	(5.9)	48.5
Interest and other non-operating expenses, net	(46.5)	(56.8)	(62.5)
Income from equity method investments	2.6	4.7	6.9

Income before income taxes	$803.8	$675.7	$667.0

Segment Information Capital Expenditures

CAPITAL EXPENDITURES	2016	2015	2014
Passive Safety	$394.7	$405.6	$389.0
Electronics	100.9	53.2	64.1
Corporate and other	11.2	7.0	2.9

Total capital expenditures	$506.8	$465.8	$456.0

Segment Information Depreciation and Amortization

DEPRECIATION AND AMORTIZATION	2016	2015	2014
Passive Safety	$278.5	$264.5	$254.6
Electronics	96.1	49.3	45.2
Corporate and other	8.4	5.3	5.6

Total depreciation and amortization	$383.0	$319.1	$305.4

Segment Information Segment Assets

SEGMENT ASSETS	2016	2015
Passive Safety	$5,637.0	$5,539.3
Electronics	1,715.5	966.5
Segment assets	$7,352.5	$6,505.8
Corporate and other 1)	881.9	1,019.7

Total assets	$8,234.4	$7,525.5

1) Corporate and other assets mainly consist of cash and cash equivalents, income taxes and equity method investments.

Schedule of Net Sales Attributed to Geographic Areas

NET SALES BY REGION	2016	2015	2014
Asia	$3,617.4	$3,077.4	$3,097.9
Whereof: China	1,766.2	1,523.7	1,521.6
Japan	949.7	668.0	687.7
Rest of Asia	901.5	885.7	888.6
Americas	3,380.4	3,264.8	3,099.4
Europe	3,075.8	2,827.4	3,043.2

Total	$10,073.6	$9,169.6	$9,240.5

Schedule of Net Sales By Product

NET SALES BY PRODUCT	2016	2015	2014
Airbag products1)	$5,255.8	$5,036.2	$5,019.3
Seatbelt products1)	2,665.2	2,599.1	2,800.1
Passive Safety Electronic products	1,031.0	923.2	932.0
Active Safety products	738.6	611.1	489.1
Brake Control Systems	383.0	—	—

Total net sales	$10,073.6	$9,169.6	$9,240.5

1) Including Corporate and other sales.

Schedule of Long-Lived Assets

LONG-LIVED ASSETS	2016	2015
Asia	$1,147	$739
Whereof: China	556	434
Japan	376	103
Rest of Asia	215	202
Americas	2,206	2,027
Europe	741	721

Total	$4,094	$3,487